Activity in Accident and Health Claim Reserves (Parenthetical) (Detail) (Accident and health, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accident and health
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Reinsurance recoverable	$ 283,252	$ 259,829	$ 221,718	$ 188,089
Reinsurance recoverable	$ 283,252	$ 259,829	$ 221,718	$ 188,089